Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 154
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-0848180
Plan number	154
Participant Loans	$ 3,059,601
Total investment	$ 148,551,300
EBP 154 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
EBP 154 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
EBP 154 | Target Date Retirement Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 68,802,883
EBP 154 | Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	448,512
EBP 154 | Total Stable Value Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,326,819
EBP 154 | Other Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	63,913,485
EBP 154 | Investment, Identifier [Axis]: Loomis Sayles Trust Company, LLC | Core Plus Fixed Income Fund; Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	769,379
EBP 154 | Investment, Identifier [Axis]: MFS | International Equity CIT; Class 3B
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	704,651
EBP 154 | Investment, Identifier [Axis]: The Vanguard Group, Inc. | Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	448,512
EBP 154 | Investment, Identifier [Axis]: The Vanguard Group, Inc. | Total Bond Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,218,959
EBP 154 | Investment, Identifier [Axis]: The Vanguard Group, Inc. | Total International Stock Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,614,035
EBP 154 | Investment, Identifier [Axis]: The Vanguard Group, Inc. | Total Stock Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,606,461
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,893,446
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,419,970
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,048,798
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,230,322
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,884,502
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,030,140
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,919,530
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,414,069
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,705,077
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,168,088
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	186,469
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,902,472
EBP 154 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,326,819
EBP 170
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-0848180
Plan number	170
Participant Loans	$ 15,680,103
Total investment	$ 1,737,775,781
EBP 170 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
EBP 170 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
EBP 170 | Target Date Retirement Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 884,658,131
EBP 170 | Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,172,325
EBP 170 | Total Stable Value Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	91,271,653
EBP 170 | Other Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	743,993,569
EBP 170 | Investment, Identifier [Axis]: Loomis Sayles Trust Company, LLC | Core Plus Fixed Income Fund; Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,759,226
EBP 170 | Investment, Identifier [Axis]: MFS | International Equity CIT; Class 3B
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,944,448
EBP 170 | Investment, Identifier [Axis]: The Vanguard Group, Inc. | Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,172,325
EBP 170 | Investment, Identifier [Axis]: The Vanguard Group, Inc. | Total Bond Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	134,079,349
EBP 170 | Investment, Identifier [Axis]: The Vanguard Group, Inc. | Total International Stock Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	142,515,390
EBP 170 | Investment, Identifier [Axis]: The Vanguard Group, Inc. | Total Stock Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	443,695,156
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,831,564
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	143,985,829
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	56,080,662
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	203,988,530
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,099,235
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	202,225,748
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	43,470,574
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	94,294,599
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,854,581
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,164,955
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,536,224
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,125,630
EBP 170 | Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 91,271,653